UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Night Owl Capital Management, LLC
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Greenwich, Connecticut   September 15, 2011

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		27

Form 13F Information Table Value Total:		$117455
                              (x 1000)

List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP		       COM		037389103     9959   237241 SH	     Sole				      237241
APPLE COMPUTER  	       COM	        037833100     6663    17473 SH	     Sole				       17473
AUTOZONE                       COM              053332102    10621    33276 SH       Sole                                      33276
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1602	 15 SH	     Sole				          15
CH ROBINSON WORLDWIDE INC      COM	        12541W209     6216    90779 SH	     Sole				       90779
COPART INC 		       COM	        217204106      387     9880 SH	     Sole				        9880
ECOLAB INC       	       COM              278865100     2852    58326 SH       Sole                                      58326
FASTENAL CO.  		       COM	        311900104      894    26856 SH	     Sole				       26856
GOOGLE			       COM	        38259P508     2560     4970 SH	     Sole			                4970
HENRY SCHEIN   		       COM	        806407102     5471    88220 SH	     Sole				       88220
JOHNSON & JOHNSON	       COM	        478160104     1555    24413 SH	     Sole				       24413
KRAFT FOODS INC		       COM		50075N104      650    19355 SH       Sole				       19355
LKQ CORPORATION		       COM	        501889208      539    22320 SH	     Sole				       22320
MASTERCARD		       COM		57636Q104      247      780 SH       Sole					 780
MCDONALDS CORPORATIONS 	       COM	        580135101     7271    82790 SH	     Sole				       82790
MEDNAX INC		       COM		58502B106     5297    84561 SH       Sole                                      84561
MICROSOFT CORP 		       COM	        594918104      328    13170 SH	     Sole				       13170
NEWS CORP - CL A	       COM		65248E104     5242   338610 SH       Sole	 			      338610
O'REILLY AUTOMOTIVE INC        COM              67103H107    12922   193944 SH       Sole                                     193944
ORACLE CORP  	               COM	        68389x105     7367   256337 SH	     Sole				      256337
PEPSICO INC.   	               COM	        713448108     6709   108390 SH	     Sole				      108390
PFIZER  	               COM	        717081103      190    10724 SH	     Sole				       10724
PRICELINE.COM INC.	       COM              741503403     4177     9293 SH       Sole					9293
SEI INVESTMENTS CO  	       COM	        784117103      292    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     4270   161380 SH       Sole                                     161380
THERMO FISHER SCIENTIFIC       COM	        883556102     5780   114139 SH	     Sole				      114139
VISA INC.		       COM		92826C839     7396    86279 SH       Sole				       86279



